Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 29, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Aug. 17, 2022
Aztlan Global Stock Selection DM SMID ETF
Account Value [Line Items]
Account Value	$ 11,147	$ 10,760	$ 11,007	$ 10,563	$ 10,802	$ 10,889	$ 10,954	$ 10,957	$ 10,341		$ 9,441	$ 9,888	$ 10,558	$ 11,080	$ 10,515	$ 9,828	$ 10,165	$ 10,275	$ 10,220	$ 10,601	$ 9,858	$ 10,315	$ 9,668	$ 9,040	$ 9,646	$ 10,000
Aztlan North America Nearshoring Stock Selection ETF
Account Value [Line Items]
Account Value	11,101	10,303	10,411	10,016	10,984	10,782	10,612	11,023	10,141	$ 10,000
Aztlan Global Stock Selection DM SMID ETF (MKT)
Account Value [Line Items]
Account Value	11,084	10,773	11,040	10,500	10,815	10,900	10,860	10,918	10,365		9,534	9,883	10,571	11,070	10,535	9,845	10,219	10,303	10,224	10,660	9,895	10,488	9,685	9,050	9,626	10,000
Solactive Aztlan Global Developed Markets SMID Cap Index
Account Value [Line Items]
Account Value	11,610	11,198	11,469	10,972	11,194	11,216	11,239	11,240	10,593		9,666	10,123	10,798	11,303	10,711	9,968	10,288	10,381	10,300	10,671	9,934	10,389	9,734	9,070	9,677	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	13,327	13,166	12,710	12,110	12,626	12,232	11,612	11,420	10,924		10,010	10,225	10,737	10,910	10,571	9,915	9,873	9,721	9,377	9,611	9,043	9,596	9,088	8,407	9,260	10,000
MSCI World SMID Cap Index Gross Total Return Index
Account Value [Line Items]
Account Value	11,838	11,207	11,399	10,993	11,523	11,083	10,697	10,902	10,067		$ 9,168	$ 9,719	$ 10,216	$ 10,599	$ 10,134	$ 9,537	$ 9,829	$ 9,806	$ 9,971	$ 10,210	$ 9,382	$ 9,692	$ 9,058	$ 8,428	$ 9,386	$ 10,000
Aztlan North America Nearshoring Stock Selection ETF (MKT)
Account Value [Line Items]
Account Value	11,066	10,307	10,404	10,040	11,010	10,808	10,624	11,046	10,167	10,000
Aztlan North America Nearshoring Price Return Index
Account Value [Line Items]
Account Value	11,051	10,536	10,791	10,323	10,533	10,553	10,574	10,576	9,967	10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Account Value	$ 12,250	$ 12,102	$ 11,683	$ 11,131	$ 11,605	$ 11,243	$ 10,673	$ 10,497	$ 10,041	$ 10,000